STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended
	Oct. 31, 2016	Oct. 31, 2015
Net Cash Provided by (Used in) Operating Activities
Net Income (Loss)	$ (1,698,055)	$ (2,671,408)
Issuance of stock for services	0	750
Issuance of stock for Termination fee	0	5
Depreciation	131	80
Stock-based compensation	46	0
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	177	835
Increase (Decrease) in Operating Liabilities
Prepaid expense and deposits - period	3,261	(3,000)
Accounts payable - period	(21,174)	952,957
Accrued expenses - period	1,679,975	1,675,729
Increase (Decrease) in Operating Liabilities	1,662,062	2,625,686
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	1,662,239	2,626,521
Net Cash Provided by (Used in) Operating Activities	(35,816)	(44,887)
Net Cash Provided by (Used in) Investing Activities
Purchase of property and equipment	0	0
Net Cash Provided by (Used in) Investing Activities	0	0
Net Cash Provided by (Used in) Financing Activities
Bank indebtedness, for the period	0	(528)
Proceeds from related party loan	9,276	112,000
Repayment of related party loan	0	(26,065)
Due to related party	0	800
Net Cash Provided by (Used in) Financing Activities	9,276	86,207
Net Decrease in Cash	(26,540)	41,320
Cash, Beginning of Period	27,160	0
Cash, End of Period	$ 620	$ 41,320